S000016653 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.97%	3.59%	5.68%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.68%	2.85%	4.83%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	1.42%	3.32%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.30%	1.72%	3.27%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.15%	4.05%	5.60%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		10.58%	3.50%	5.03%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.97%	2.96%	4.51%

[1]	Effective June 1, 2026, the Russell 3000 Index replaced the Russell 1000 Index as a fund benchmark. The fund’s subadviser believes the Russell 3000 Index is a more appropriate benchmark for the fund.